Consolidated Statements Of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows provided by operating activities
Profit (loss) for the period	₩ (2,263,535)	₩ (1,174,498)	₩ 1,441,394
Adjustments for:
Income Tax expense (benefit)	(1,002,303)	(826,321)	2,172,824
Depreciation	10,971,825	9,905,856	9,660,039
Amortization	156,915	118,938	113,672
Employee benefit expense	725,120	360,575	391,360
Bad debt expense	16,629	57,468	126,326
Interest expense	2,046,811	1,868,458	1,789,552
Loss on sale of financial assets	2,106	1	2,343
Loss on disposals of property, plant and equipment	72,508	60,704	70,514
Loss on abandonment of property, plant, and equipment	364,233	481,176	424,091
Impairment loss on property, plant and equipment	50,034	710,162	51,067
Impairment loss on intangible assets	513,609	8,112	20
Loss on disposal of intangible assets	827	43	183
Increase to provisions	2,301,215	1,056,994	1,690,120
Loss (gain) on foreign currency translation, net	370,309	243,378	(902,878)
Gain on valuation of financial assets at fair value through profit or loss	(5,575)	(8,495)	0
Loss on valuation of financial assets at fair value through profit or loss	4,513	6,616	0
Valuation and transaction loss (gain) on derivative instruments, net	(403,765)	(300,500)	1,043,628
Share in loss (profit) of associates and joint ventures, net	(166,820)	(363,101)	81,688
Gain on disposal of financial assets	(3,866)	(1,838)	(1,130)
Gain on disposal of property plant, and equipment	(43,784)	(98,077)	(48,316)
Gain on disposal of intangible assets	(206)	(12)	(564)
Gain on disposal of investments in associates and joint ventures	(70,094)	(5,079)	(609)
Loss on disposal of investments in associates and joint ventures	2	2,183	0
Impairment loss on investments in associates and joint ventures	22,517	7,907	27,238
Gain on disposal of investments in subsidiaries	0	(72)	0
Loss on disposal of investments in subsidiaries	256	0	0
Interest income	(268,118)	(223,767)	(206,143)
Dividend income	(13,838)	(12,777)	(11,477)
Impairment loss on available-for-sale financial assets	0	0	2,713
Other inflows (outflows) of cash	128,237	81,317	16,679
Adjustments for Cash flows from operating activities	15,769,297	13,129,849	16,492,940
Changes in:
Trade receivables	95,345	246,755	(218,328)
Non-trade receivables	64,027	154,580	(31,807)
Accrued income	83,589	(484,718)	577,838
Other receivables	(116,583)	(61,961)	(1,271)
Other current assets	(271,986)	(148,509)	37,576
Inventories	(980,216)	(1,771,550)	(1,373,438)
Other non-current assets	(611,066)	(54,148)	(46,079)
Trade payables	(546,159)	478,744	342,126
Non-trade payables	192,506	(292,912)	(214,704)
Accrued expenses	(454,501)	(361,204)	(715,305)
Other payables	0	0	292
Other current liabilities	373,403	250,112	(126,323)
Other non-current liabilities	650,468	287,488	763,958
Investments in associates and joint ventures (dividends received)	215,612	175,175	106,983
Provisions	(1,473,461)	(1,132,969)	(1,390,606)
Payments of employee benefit obligations	(65,242)	(89,253)	(69,489)
Plan assets	(348,386)	(330,064)	(325,080)
Changes in assets and liabilities Cash flows from operating activities	(3,192,650)	(3,134,434)	(2,683,657)
Cash generated from operating activities	10,313,112	8,820,917	15,250,677
Dividends received (available-for-sale financial assets)	24,255	11,182	10,590
Interest paid	(2,027,850)	(1,895,898)	(1,886,303)
Interest received	186,122	194,221	173,226
Income taxes paid	(282,211)	(450,290)	(2,298,296)
Net cash flows from operating activities	8,213,428	6,680,132	11,249,894
Cash flows provided by investing activities
Proceeds from disposals of investments in associates and joint ventures	0	1,617	10,542
Acquisition of investments in associates and joint ventures	(107,821)	(319,425)	(206,753)
Proceeds from sales of property, plant and equipment	522,742	234,138	85,801
Acquisition of property, plant and equipment	(14,000,359)	(12,266,870)	(12,535,958)
Proceeds from sales of intangible assets	7,702	13	1,072
Acquisition of intangible assets	(229,426)	(110,587)	(143,887)
Proceeds from disposals of financial assets	2,783,474	2,419,259	5,296,680
Acquisition of financial assets	(2,165,342)	(2,841,651)	(4,786,717)
Increase in loans	(335,773)	(188,675)	(218,698)
Collection of loans	292,745	100,010	120,967
Increase in deposits	(280,637)	(299,564)	(397,078)
Decrease in deposits	275,314	259,930	110,383
Proceeds from disposals of assets held-for-sale	30,662	18,716	0
Receipt of government grants	21,705	30,416	55,533
Cash outflow from merger	(154,311)	0	0
Net cash inflow (outflow) from changes in consolidation scope	(2,917)	2,141	0
Other cash inflow (outflow) from investing activities, net	(157,116)	(53,769)	1,414
Net cash flows used in investing activities	(13,499,358)	(13,014,301)	(12,606,699)
Cash flows provided by financing activities
Proceeds from (Repayment of) short-term borrowings, Net	188,957	(183,660)	370,328
Proceeds from long-term borrowings and debt securities	13,221,407	14,251,586	10,098,067
Repayment of long-term borrowings and debt securities	(7,068,290)	(8,095,590)	(8,198,882)
Payment of lease liabilities	(573,437)	(134,454)	(122,919)
Settlement of derivative instruments, net	102,146	60,907	33,434
Change in non-controlling interests	17,365	20,113	23,582
Repayment of hybrid bond	0	0	(99,750)
Dividends paid (hybrid bond)	(13,385)	(17,658)	(15,856)
Dividends paid	(99,356)	(599,391)	(1,340,387)
Other cash outflow from financing activities, net	0	(175)	(2,023)
Net cash from financing activities	5,775,407	5,301,678	745,594
Net increase (decrease) in cash and cash equivalents before effect of exchange rate fluctuations	489,477	(1,032,491)	(611,211)
Effect of exchange rate fluctuations on cash held	(37,693)	21,097	(70,403)
Net increase (decrease) in cash and cash equivalents	451,784	(1,011,394)	(681,614)
Cash and cash equivalents at January 1	1,358,345	2,369,739	3,051,353
Cash and cash equivalents at December 31	₩ 1,810,129	₩ 1,358,345	₩ 2,369,739